UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22723

Bluepoint Investment Series Trust

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 389-8713

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited)

		December 31, 2014
Shares		Fair Value
	Investments in Securities – 130.85%
	Common Stocks – 130.30%
	China – 6.97%
	Web Portals / ISP – 6.97%
980	Baidu Inc ADR *	$223,411
	Total China (cost $178,700)	223,411

	Hong Kong – 6.49%
	Alternative Waste Technology – 6.49%
140,000	China Everbright International Ltd	208,334
	Total Hong Kong (cost $119,255)	208,334

	Japan – 6.29%
	Audio / Video Products – 2.17%
3,400	Sony Corp ADR	69,598
	Chemicals - Diversified – 0.82%
400	Shin-Etsu Chemical Co Ltd	26,243
	E-Commerce / Products – 2.17%
4,972	Rakuten Inc	69,773
	Finance - Other Services – 1.13%
1,529	Japan Exchange Group Inc	36,167
	Total Japan (cost $190,833)	201,781

	United States – 110.55%
	Apparel Manufacturers – 2.04%
750	Carter’s Inc	65,482
	Cable / Satellite Television – 3.18%
1,760	Comcast Corp, Class A	102,097
	Commercial Services - Finance – 10.87%
360	Alliance Data Systems Corp	102,978
2,850	MasterCard Inc, Class A	245,556
		348,534
	Computers – 6.74%
1,960	Apple Inc (a)	216,345
	Consulting Services – 1.40%
700	Verisk Analytics Inc, Class A *	44,835
	E-Commerce / Products – 2.90%
300	Amazon.com Inc * (a)	93,105
	E-Commerce / Services – 6.57%
630	Coupons.com Inc *	11,182
2,550	Groupon Inc *	21,063
2,390	TripAdvisor Inc * (a)	178,437
		210,682

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2014 Fair Value
	Electronic Components - Semiconductors – 3.08%
2,280	Xilinx Inc	$98,701
	Electronic Design Automation – 4.65%
3,430	Synopsys Inc *	149,102
	Entertainment Software – 4.51%
4,280	Activision Blizzard Inc	86,242
2,090	Take-Two Interactive Software Inc *	58,583
		144,825
	Finance - Credit Card – 5.48%
670	Visa Inc, Class A	175,674
	Finance - Other Services – 5.13%
750	Intercontinental Exchange Group Inc	164,468
	Medical - Biomedical / Genetics – 10.13%
650	Alexion Pharmaceuticals Inc * (a)	120,270
595	BioMarin Pharmaceuticals Inc *	53,788
1,350	Celgene Corp *	151,011
		325,069
	Medical - Drugs – 1.79%
1,810	ACADIA Pharmaceuticals Inc *	57,468
	Medical - Outpatient / Home Medical – 2.69%
2,579	Premier Inc, Class A *	86,474
	Medical - Wholesale Drug Distribution – 4.95%
1,760	AmerisourceBergen Corp (a)	158,682
	Multimedia – 4.50%
3,910	Twenty-First Century Fox Inc, Class B	144,240
	Publishing - Newspapers – 3.47%
7,385	News Corp, Class B *	111,366
	Retail - Consumer Electronics – 2.92%
2,400	Best Buy Co Inc	93,552
	Retail - Discount – 7.27%
1,210	Dollar General Corp *	85,547
2,100	Dollar Tree Inc *	147,798
		233,345
	Retail - Drug Store – 4.04%
1,700	Walgreens Boots Alliance Inc	129,540
	Retail - Major Department Stores – 3.76%
1,520	Nordstrom Inc	120,672
	Semiconductor Equipment – 4.15%
880	Lam Research Corp	69,819
3,200	Teradyne Inc	63,328
		133,147

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2014 Fair Value
	Common Stocks (continued)
	United States (continued)
	Television – 4.33%
2,510	CBS Corp, Class B	$138,903
	Total United States (cost $2,879,379)	$3,546,308
	Total Common Stock (cost $3,368,167)	$4,179,834

Par
	Convertible Bond – 0.55%
	United States – 0.55%
	Internet Content - Entertainment – 0.55%
20,000	Twitter Inc, 1.00% due 09/15/2021	17,425
	Total United States (cost $20,000)	$17,425
	Total Convertible Bond (cost $20,000)	$17,425
	Total Investments in Securities (cost $3,388,167)	$4,197,259
	Other Liabilities in Excess of Assets - (30.85%) **	$(989,451)
	Net Assets - 100.00%	$3,207,808

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $103,540 invested in a BNY Mellon Money Market Account, which is 3.23% of net assets and foreign currency with a U.S. Dollar Value of $68,171, which is 2.13% of net assets.
ADR	American Depositary Receipt

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	December 31, 2014 Percentage of Net Assets (%)
Alternative Waste Technology	6.49
Apparel Manufacturers	2.04
Audio / Video Products	2.17
Cable / Satellite Television	3.18
Chemicals - Diversified	0.82
Commercial Services - Finance	10.87
Computers	6.74
Consulting Services	1.40
E-Commerce / Products	5.07
E-Commerce / Services	6.57
Electronic Components - Semiconductors	3.08
Electronic Design Automation	4.65
Entertainment Software	4.51
Finance - Credit Card	5.48
Finance - Other Services	6.26
Internet Content - Entertainment	0.55
Medical - Biomedical / Genetics	10.13
Medical - Drugs	1.79
Medical - Outpatient / Home Medical	2.69
Medical - Wholesale Drug Distribution	4.95
Multimedia	4.50
Publishing - Newspapers	3.47
Retail - Consumer Electronics	2.92
Retail - Discount	7.27
Retail - Drug Store	4.04
Retail - Major Department Stores	3.76
Semiconductor Equipment	4.15
Television	4.33
Web Portals / ISP	6.97
Total Investments in Securities	130.85%

BLUEPOINT TRUST

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		December 31, 2014 Fair Value
	Securities Sold, Not Yet Purchased – 11.63%
	Common Stock – 11.63%
	United States – 11.63%
	Electric - Integrated – 6.03%
600	Consolidated Edison Inc	$39,606
680	Duke Energy Corp	56,807
900	Edison International	58,932
780	Southern Co	38,306
		193,651
	REITS - Diversified – 2.39%
650	Vornado Realty Trust	76,512
	REITS - Office Property – 3.21%
800	Boston Properties Inc	102,952
	Total United States (proceeds $350,364)	$373,115
	Total Common Stock (proceeds $350,364)	$373,115
	Total Securities Sold, Not Yet Purchased (proceeds $350,364)	$373,115

BLUEPOINT TRUST

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	December 31, 2014 Percentage of Net Assets (%)
Electric - Integrated	6.03
REITS - Diversified	2.39
REITS - Office Property	3.21
Total Securities Sold, Not Yet Purchased	11.63%

BLUEPOINT TRUST

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		December 31, 2014 Unrealized Gain/(Loss)

	Swap Contracts - 0.43%
	Total Return Swap Contracts - 0.43%
	Hotels and Motels - 0.14%
$73,297	12/21/2018	Whitbread PLC	$4,631

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail - Discount - 0.13%
90,817	12/21/2018	Poundland Group PLC	4,084

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

1,847	12/21/2018	B&M European Value Retail SA	158

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Semiconductor Components - Integrated Circuits - 0.16%
140,307	2/2/2018	QUALCOMM Inc	5,070

		Agreement with Morgan Stanley, dated 02/01/2013 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$13,943

BLUEPOINT TRUST

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	December 31, 2014 Percentage of Net Assets (%)
Hotels and Motels	0.14%
Retail - Discount	0.13%
Semiconductor Components - Integrated Circuits	0.16%
Total Swap Contracts	0.43%

Bluepoint Trust

Fair Value Measurement

The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund’s investments at fair value.

				Balance
	Level 1	Level 2	Level 3	December 31, 2014
Assets
Common Stock	$4,179,834	$—	$—	$4,179,834
Convertible Bond		17,425		17,425
Total Return Swaps	—	13,943	—	13,943
Total Assets	$4,179,834	$31,368	$—	$4,211,202

Liabilities
Common Stock	$373,115	$—	$—	$373,115
Total Liabilities	$373,115	$—	$—	$373,115

BLUEPOINT TRUST

NOTES TO SCHEDULE OF
INVESTMENTS – December 31, 2014
(Unaudited) (continued)

2. Derivatives – Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

SilverBay Capital Management LLC (the “Adviser”) may use total return swaps to pursue the Fund’s investment objective of seeking capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

BLUEPOINT TRUST

NOTES TO SCHEDULE OF
INVESTMENTS – December 31, 2014
(Unaudited) (continued)

2. Derivatives – Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b.	Call and Put Options on Individual Securities (continued)

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over- the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the three months ended December 31, 2014.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

There was no activity of the above-mentioned investments in the Fund during the three months ended December 31, 2014.

3. Federal Income Tax Information

At September 30, 2014, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments was $3,213,562. For Federal income tax purposes, at September 30, 2014, accumulated net unrealized gain on portfolio investments was $533,550, consisting of $639,808 gross unrealized gain and $106,258 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments is attributable primarily to cumulative loss deferrals on wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bluepoint Investment Series Trust

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/27/2015

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	2/27/2015

* Print the name and title of each signing officer under his or her signature.